Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Unamortized discount	$ 57,500	$ 20,833	$ 12,133
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	20,062,648	18,728,313	16,878,119
Common stock, shares outstanding	20,062,648	18,728,313	16,878,119